Other Liabilities	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Other Liabilities
Note 14: Other Liabilities
Acceptances
Acceptances represent a form of negotiable short-term debt that is issued by our customers, which we guarantee for a fee. The fees earned are recorded in lending fees in our Consolidated Statement of Income over the term of the acceptance. The amount potentially due under acceptances is recorded in other liabilities on our Consolidated Balance Sheet. We record the bank’s equivalent claim against our customers in the event of a call on these commitments in other assets on our Consolidated Balance Sheet.
Securities Lending and Borrowing
Securities lending and borrowing transactions are generally collateralized by securities or cash. Cash advanced or received as collateral is recorded in other assets or other liabilities, respectively. Interest earned on cash collateral is recorded in interest, dividend and fee income in our Consolidated Statement of Income, and interest expense on cash collateral is recorded in interest expense, other liabilities, in our Consolidated Statement of Income. The transfer of the securities to counterparties is only reflected in our Consolidated Balance Sheet if the risks and rewards of ownership have also been transferred. Securities borrowed are not recognized in our Consolidated Balance Sheet unless they are then sold to third parties, in which case the obligation to return the securities is recorded at fair value in securities sold but not yet purchased, with any gains or losses recorded in non-interest
revenue, trading revenues.
Securities Sold But Not Yet Purchased
Securities sold but not yet purchased represent our obligations to deliver securities that we did not own at the time of sale. These obligations are recorded at their fair value. Adjustments to the fair value as at the balance sheet date and gains and losses on the settlement of these obligations are recorded in trading revenues in our Consolidated Statement of Income.
Securitization and Structured Entities’ Liabilities
Securitization and structured entities’ liabilities include notes issued by our consolidated bank securitization vehicles and liabilities associated with the securitization of our Canadian mortgage loans as part of the Canada Mortgage Bond program, the National Housing Act Mortgage-Backed Securities program and our own programs. Additional information on our securitization programs and associated liabilities is provided in Notes 6 and 7. These liabilities are initially measured at fair value plus any directly attributable costs and are subsequently measured at amortized cost. The interest expense related to these liabilities is recorded in interest expense, other liabilities, in our Consolidated Statement of Income.
Other
The components of other within other liabilities are as follows:

(Canadian $ in millions)	2019	2018
Accounts payable, accrued expenses and other items	8,613	8,152
Accrued interest payable	1,693	1,385
Cash collateral	5,128	5,466
Insurance-related liabilities	11,581	9,585
Liabilities of subsidiaries, other than deposits	7,934	9,283
Other employee future benefits liability (Note 21)	1,125	960
Payable to brokers, dealers and clients	2,204	1,898
Pension liability (Note 21)	329	256
Total	38,607	36,985
Certain comparative figures have been reclassified to conform with the current year’s presentation.
Insurance-Related Liabilities
We are engaged in insurance businesses related to life and health insurance, annuities and reinsurance.
We designate the obligation related to certain investment contracts in our insurance business at fair value through profit or loss, which eliminates a measurement inconsistency that would otherwise arise from measuring the investment contract liabilities and offsetting changes in the fair value of the investments supporting them on a different basis. The fair value of these investment contract liabilities as at October 31, 2019 of $1,043 million ($800 million as at October 31, 2018) is recorded in other liabilities in our Consolidated Balance Sheet. The change in fair value of these investment contract liabilities resulted in an increase of $119 million in insurance claims, commissions and changes in policy benefit liabilities for the year ended October 31, 2019 (decrease of $28 million in 2018). For the year ended October 31, 2019, a loss of $12 million was recorded in other comprehensive income related to changes in our own credit spread (loss of $2 million in 2018). The impact of changes in our own credit spread is measured based on movements in our own credit spread year over year. Changes in the fair value of investments backing these investment contract liabilities are recorded in non-interest
 revenue, insurance revenue. The cumulative change in fair value related to changes in our own credit spread that has been recognized in other comprehensive income since the investment contracts were designated at fair value to October 31, 2019 was an unrealized loss of approximately $33 million ($21 million in 2018).
Insurance claims and policy benefit liabilities represent current claims and estimates of future insurance policy benefit liabilities. Liabilities for life insurance contracts are determined using the Canadian Asset Liability Method, which incorporates best-estimate assumptions for mortality, morbidity, policy lapses, surrenders, future investment yields, policy dividends, administration costs and margins for adverse deviation. These assumptions are reviewed at least annually and updated to reflect actual experience and market conditions.
A reconciliation of the change in insurance-related liabilities is as follows:

(Canadian $ in millions)	2019	2018
Insurance-related liabilities, beginning of year	9,585	8,959
Increase (decrease) in life insurance policy benefit liabilities from:
New business	706	742
In-force policies	906	(400)
Changes in actuarial assumptions and methodology	23	3
Net increase in life insurance policy benefit liabilities	1,635	345
Change in other insurance-related liabilities	361	281
Insurance-related liabilities, end of year	11,581	9,585
Reinsurance
In the ordinary course of business, our insurance subsidiaries reinsure risks to other insurance and reinsurance companies in order to provide greater diversification, limit loss exposure to large risks, and provide additional capacity for future growth. These ceding reinsurance arrangements do not relieve our insurance subsidiaries of their direct obligation to the insured parties. We evaluate the financial condition of the reinsurers and monitor their credit ratings to minimize our exposure to losses from reinsurer insolvency.
Reinsurance premiums ceded are recorded net against direct premium income and are included in non-interest
revenue, insurance revenue, in our Consolidated Statement of Income for the years ended October 31, 2019, 2018 and 2017, as shown in the table below:

(Canadian $ in millions)	2019	2018	2017
Direct premium income	1,944	1,976	1,750
Ceded premiums	(158)	(148)	(157)
	1,786	1,828	1,593